PHOENIX ADVISER TRUST

           Supplement dated December 15, 2006 to the Prospectus dated
                May 15, 2006, as supplemented September 15, 2006
                              and December 7, 2006


IMPORTANT NOTICE TO INVESTORS

Effective October 26, 2006, the subadvisory fee paid by Phoenix Investment Counsel, Inc. ("Phoenix") to Vontobel Asset Management, Inc., subadviser to the Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, has changed. The new annual fee rates are:

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     Phoenix Focused Value Fund                           0.375%
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     Phoenix Foreign Opportunities Fund                   0.425%
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The advisory fee paid by each of the funds to Phoenix remains unchanged.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

PXP 4272/SAFee (12/06)